Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Receivables [Abstract]
Accounts receivable, gross	¥ 78,201		¥ 90,330
Less: expected credit loss provision	(2,303)		(2,296)
Accounts receivable, net	¥ 75,898	$ 11,004	¥ 88,034